Due To Related Party	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 4 - Due To Related Party

As at March 31, 2015 a related party were owed $238,254, for funds from related parties for paying its accounting, consulting and legal fees. The amount due did not bear any interest and is due on demand. During the year ended March 31, 2016, the amounts were cancelled against the issuance for shares of common stock in the Company.

On August 1, 2014 the Company entered into an Executive Employment Agreement with Mr. Troy Grant. Starting on August 1, 2014, the Company shall pay Mr. Grant a base salary of $22,000 per month, full or part, plus applicable bonuses as are awarded by the Board of Directors from time to time based on performance, which may either be paid in stock or cash at the discretion of the Board.. These agreements have been terminated and Mr. Grant received 325,000 shares of common stock, which included payment for the accrued salaries, bonus and rental expenses.

On August 1, 2014 the Company entered into an office rental agreement with Mr. Grant for 700 square feet of office space located at his residence in Nova Scotia, Canada. The Company shall occupy the Premises on a month-to-month basis for $500 per month. Rent shall accrue from August 1, 2014 until July 31, 2015, and on such date, the Tenant shall pay owner the sum outstanding ($500 monthly) for all accrued rents. $4,000 has been expensed to date. These agreements have been terminated and Mr. Grant received 325,000 shares of common stock, which included payment for the accrued salaries, bonus and rental expenses.

On March 21, 2016, the Company issued 3,750 shares of common stock to a consultant, who is married to our CEO, with a fair value of $225,000 for consulting services. Consultant is being retained to assist the Company in acquiring and locating thoroughbreds to acquire for its stable and to perform any and all duties as requested by the Company's CEO. Additionally, Consultant shall provide use of his thoroughbred to obtain Buscar Stables license in California. This contract shall expire on April 30, 2016.